long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($) $ / €	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities		$ 1,798	$ 1,346
Maximum aggregate amount of credit facility		$ 2,750	$ 2,750
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate		5.10%		5.10%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities					$ 611
Maximum aggregate amount of credit facility					$ 1,895
Percentage of principal advance required to be repaid each year of the term of the agreement		5.00%
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			2.60%		2.60%
Derivative Exchange Rate | $ / €			1.088
Principal face amount: Originally issued					$ 448
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities					611
Maximum aggregate amount of credit facility					800
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					1,095
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate		4.40%		4.40%
Prepayment of lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Payments of lease liabilities, classified as financing activities	$ 732
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					1,192
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					175
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					1,017
TELUS Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					92
TELUS Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					14
Maximum aggregate amount of credit facility				$ 800
TELUS Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					$ 78
Maximum aggregate amount of credit facility				$ 1,200
TELUS Corporation | Revolving and Term loan
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
TELUS Corporation, share of lending, as a percent		7.20%